Supplemental Financial Statement Disclosures (Details) - Schedule of Receivables - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables with Imputed Interest [Line Items]
Receivables gross	$ 21,146	$ 28,156
Less allowance for doubtful accounts	(1,282)	(1,506)
Total receivables, net	19,864	26,650	$ 23,531
Trade Accounts Receivable [Member]
Receivables with Imputed Interest [Line Items]
Receivables gross	15,050	13,691
Vendor Rebates Receivable [Member]
Receivables with Imputed Interest [Line Items]
Receivables gross	5,459	8,514
Other receivables [Member]
Receivables with Imputed Interest [Line Items]
Receivables gross	$ 637	$ 5,951